Leases - Lease Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease cost	$ 9	$ 8
Finance lease cost:
Amortization	1	2
Interest	33	32
Variable lease cost	21	19
Total lease cost	$ 64	$ 61